INCOME TAX (Details) - Schedule of income tax expense - USD ($)	12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022
Current:
Federal
Deferred taxes (benefit):
Federal	(33,000)	(220,000)
State	(29,000)	(70,000)
Income tax provision (benefit)	$ (62,000)	$ (290,000)